CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash	$ 92	$ 13,497
Accounts receivable, net of provision for doubtful accounts of nil and $98, respectively	910	48,063
Notes receivable		1,316
Other receivables and prepayments	51	744
Receivable from sale of a subsidiary	91,379
Inventories	1	7,017
Advances to suppliers	33	33,824
Prepaid income taxes	17
Other current assets	56	51
Total current assets	92,539	104,512
PLANT AND EQUIPMENT, NET	14	223
Total assets	92,553	104,735
CURRENT LIABILITIES
Short-term loans		6,734
Accounts payable, trade	606	2,052
Loan from a shareholder	100
Other payables and accrued liabilities	209	695
Customer deposits	198	999
Taxes payable	6,241	6,126
Warrant derivative liability	2	21
Deferred tax liabilities		319
Total liabilities	7,356	16,946
Commitment and contingencies
SHAREHOLDERS' EQUITY
Preferred stock, $0.001 par value, 1,000,000 shares authorized, nil issued and outstanding as of December 31, 2014 and 2013
Common stock, $0.001 par value, 50,000,000 shares authorized, 17,414,861 and 17,660,356 shares issued and outstanding as of December 31, 2014 and 2013, respectively	18	18
Paid-in-capital	25,589	25,052
Statutory reserves		809
Retained earnings	59,601	61,080
Accumulated other comprehensive (loss) income	(11)	830
Total shareholders' equity	85,197	87,789
Total liabilities and shareholders' equity	$ 92,553	$ 104,735